EQUITY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
EQUITY TRANSACTIONS

12) EQUITY TRANSACTIONS

2024 Exchange Transaction

On September 24, 2024, the Company entered into exchange agreements (the “Exchange Agreements”) with (I) the holders of all convertible notes issued in the 2023 convertible note financings (the “2023 Convertible Notes), (ii) all holders of warrants issued in connection with the 2023 Convertible Notes and (iii) substantially all of the holders of warrants issued in December 2022. One holder for a December 2022 warrant to purchase approximately 9,000 shares of our common stock did not enter into the Exchange Agreement.

Subject to approval by the Company’s stockholders at the 2024 Annual Meeting, under the Exchange Agreements (i) the holders of the warrants agreed to exchange all their warrants for shares of the Company’s common stock at an exchange ratio of 0.50 shares of a share of common stock for every one share of common stock issuable upon exercise of the applicable warrant (rounded up to the nearest whole number), and (ii) the holders of the convertible notes agreed to exchange all their convertible notes for shares of the Company’s common stock at an exchange ratio equal to (A) the sum expressed in U.S. dollars of (1) the principal amount of the applicable convertible note, plus (2) all accrued and unpaid interest thereon through the date the applicable convertible note is exchanged plus (3) all interest that would have accrued through, but not including, the maturity date of applicable convertible note if it was outstanding from the date such convertible note is exchanged through its maturity date (the sum of (A) totaling approximately $28.4 million), divided by (B) $15.00 (rounded up to the nearest whole number) (the “Exchange Transactions”).

The Company determined that the modifications to the convertible notes should be accounted for as an extinguishment of debt because there was at least a 10% change in the cash flows of the modified debt instrument compared to the carrying amount of the original debt instrument, and as such, the difference between the reacquisition price (which includes any premium) and the net carrying amount of the debt being extinguished (which includes any deferred debt issuance costs) should be recognized as a gain or loss when the debt is extinguished.

As of September 24, 2024, prior to entering into the Exchange Agreements, there was approximately $10.1 million of net carrying amount of the convertible notes, which was comprised of $19.4 million of principal and accrued interest through such date, offset by approximately $9.3 million of unamortized debt issuance costs. The fair value of the reacquired convertible notes was $32.0 million and was determined by multiplying approximately 1,890,000 shares the Company would be issuing on October 29, 2024 by the closing stock price of $16.95 per share on September 24, 2024. The difference between the reacquisition price and the net carrying amount of the convertible notes being extinguished was approximately $21.9 million. Accordingly, the Company increased the carrying value of the reacquired convertible notes to $32.0 million and recognized a loss on extinguishment of debt of approximately $21.9 million during the three and nine months ended September 30, 2024.

Because shareholder approval was required for the Exchange Transactions to occur, the Company determined that the modifications to the warrants resulted in a change in classification of such warrants from equity to liability. A provision that requires shareholder approval precludes equity classification because such approval is not an input into a fixed-for-fixed valuation model. As a result, the Company recorded the warrants at fair value as of September 24, 2024 by taking the number of shares of common stock issuable from the exchanged warrants multiplied by the closing stock price of $16.95 and reclassified approximately $11.2 million from equity to warrant liabilities. The Company then marked-to-market the warrants as of September 30, 2024 by taking the same quantity of shares multiplied by the closing stock price on such date and recognized a reduction to the warrant liabilities of $0.8 million. A corresponding credit of $0.8 million was recognized as a change in fair value of warrant liabilities for the three and nine months ended September 30, 2024 on the accompanying condensed consolidated statement of operations.

Common Stock Private Placement

On September 24, 2024, the Company entered into a securities purchase agreement (the “2024 SPA”) with certain accredited investors to sell in a private placement an aggregate of approximately 101,000 shares of the Company’s common stock (or, in lieu thereof, pre-funded warrants to purchase one share of our common stock) for a purchase price of $11.25 per share of common stock and $11.175 per pre-funded warrant (the “Common Stock Private Placement” and together with the Bridge Notes and the Exchange Transactions, the “September 2024 Transactions”). The closing of the Common Stock Private Placement was conditioned upon receiving stockholder approval at the 2024 Annual Meeting.

The 2024 SPA represented a forward sale contract obligating the Company to sell a fixed number of shares of its common stock at a fixed price per share upon obtaining shareholder approval at the 2024 Annual Meeting. The Company measured the fair value of the forward sale contract as the difference between (A) the fair value of the expected shares to be purchased by the investors as of the date the Company entered into the 2024 SPA and (B) the purchase price of the shares and recorded approximately $0.6 million to additional paid-in capital as of September 24, 2024. Because of the concurrent execution of the 2024 SPA and the Exchange Agreements, and because the investors in the 2024 SPA were also parties to the Exchange Transactions, the $0.6 million was added to the $21.9 million loss on extinguishment of debt discussed above for a total loss of $22.4 million during the three and nine months ended September 30, 2024 in the accompanying condensed consolidated statement of operations.

2025 Private Placement

On March 31, 2025, the Company entered into a securities purchase agreement (the “2025 SPA”) with certain accredited investors to sell in a private placement an aggregate of approximately 4,621,000 shares of common stock at a purchase price of $1.569 per share (or pre-funded warrants in lieu of common stock at a purchase price of $1.494 per pre-funded warrant). The pre-funded warrants will be exercisable until exercised in full at a nominal exercise of $0.075 per share and may not be exercised to the extent such exercise would cause the holder to beneficially own more than 4.99% or 9.99%, as applicable, of the Company’s outstanding common stock.

The 2025 SPA represented a forward sale contract obligating the Company to sell a fixed number of shares of its common stock at a fixed price per share and contained an adjustment to the settlement amount based on shareholder approval, which is not an input into the pricing of a fixed-for-fixed forward on equity shares. The Company measured the fair value of the forward sale contract as the difference between (i) the fair value of the expected shares to be purchased by the investors as of the date the Company entered into the 2025 SPA and (ii) the discounted purchase price of the shares, and recorded a liability of approximately $5.3 million at the contract inception date. The Company also recognized a corresponding $5.3 million charge to expense on the contract inception date because the fair value of the expected shares to be purchased by the investors exceeded the expected proceeds under the 2025 SPA.

During the nine months ended September 30, 2025, the Company sold the following shares of common stock and pre-funded warrants under the 2025 SPA (in thousands):

Date	Common Stock	Pre-funded Warrants	Gross Proceeds
April 2, 2025	662	34	$1,090
June 9, 2025	3,182	622	5,921
June 27, 2025	121	-	190
	3,965	656	$7,201

The shares sold on April 2, 2025 (the “First Closing”) represented 19.99% of the Company’s outstanding shares of common stock as of March 31, 2025. The shares sold in June 2025 (the “Second Closing”) were subject to satisfaction or waiver of certain conditions, including without limitation, receipt of stockholder approval for such issuance as required under applicable Nasdaq listing rules, which the Company received at the 2025 Annual Meeting.

Immediately before each settlement date, the Company remeasured the fair value of the respective forward sales contract liability and recognized the change in fair value in the accompanying condensed consolidated statement of operations. Upon settlement, the Company then reclassified the respective forward sales contract liability to additional paid-in capital. For the nine months ended September 30, 2025, the Company recognized $5.8 million, respectively, of forward sales contract expense. There was no forward sales contract expense during the three months ended September 30, 2025 or during the three and nine months ended September 30, 2024. During the nine months ended September 30, 2025, the Company reclassified the $5.8 million forward sales contract liability to additional paid-in capital, and at September 30, 2025, there was no forward sales contract liability balance.

Warrants

As of September 30, 2025, the Company had the following warrants outstanding:

	Warrants Outstanding (in thousands)	Exercise Price	Issuance Date	Expiration Date	Classification
Q1-22 Warrants	23	$572.98	03/09/22	09/09/27	Liability
December 2022 Warrants	9	$21.45	12/02/22	06/02/28	Equity
Prefunded warrants	75	$0.075	10/29/24	None	Equity
Prefunded warrants	34	$0.075	04/02/25	None	Equity
Prefunded warrants	274	$0.075	06/09/25	None	Equity
	415

As of September 30, 2025, the weighted average remaining contractual life of expiring warrants outstanding was 2.16 years and the weighted average exercise price for the expiring warrants was $411.74.

The following table shows the warrant activity from January 1, 2025 through September 30, 2025 (in thousands):

	Outstanding January 1, 2025	Granted	Exercised	Outstanding September 30, 2025
Q1-22 Warrants	23	-	-	23
December 2022 Warrants	9	-	-	9
Prefunded warrants	125	656	398	383
Total	157	656	398	415

Stock Repurchase Program

In November 2024, the Company’s Board of Directors authorized a stock repurchase program (the “Repurchase Program”) of up to $1.0 million of the Company’s outstanding common stock. Under the Repurchase Program, the repurchases may be made by the Company from time to time through open-market purchases, privately negotiated transactions or other means in accordance with applicable securities laws. The timing and amount of repurchases will be determined by the Company, taking into consideration market conditions, stock price, and other factors. The Repurchase Program does not have a set expiration date and may be suspended, modified or discontinued at any time without prior notice. The Company did not repurchase any of its shares under the Repurchase Program during the three and nine months ended September 30, 2025.

16)	Stockholders’ Equity and Warrants

Warrants

During the year ended December 31, 2024, the Company had the following warrant activity (in thousands):

	Outstanding January 1, 2024	Granted	Exchanged Warrants	Outstanding December 31, 2024
Q1-22 Warrants	23	-	-	23
December 2022 Warrants	291	-	(282)	9
July 2023 Warrants	406	-	(406)	-
December 2023 Warrants	541	98	(639)	-
Prefunded Warrants	-	125	-	125
Total	1,261	223	(1,327)	157

As discussed in Note 6 and further below, as a result of stockholder approval of the September 2024 Transactions at the Annual Meeting on October 29, 2024, the Exchanged Warrants were exchanged for approximately 663,000 shares of common stock, and 125,000 prefunded warrants were issued in connection with the conversion of the Bridge Notes and the closing of the Common Stock Private Placement. The prefunded warrants have an exercise price of $0.075 per share, are exercisable at any time and will not expire until exercised in full.

The Q1-22 Warrants are classified as a liability, have an exercise price of $573 per share and expire on September 9, 2027. The remaining December 2022 Warrants qualify for equity classification, have an exercise price of $21.45 per warrant share and expire on June 2, 2028.

As of December 31, 2024, the weighted average remaining contractual life of the warrants outstanding was 2.90 years and the weighted average exercise price was $411.76, which does not include the prefunded warrants.

Cumulative Convertible Preferred Stock

The Company has authorized 156,000 shares of preferred stock, all of which is designated as Series A Cumulative Convertible Preferred Stock (the “Series A Preferred Stock”), and all of which were issued and outstanding as of December 31, 2024 and 2023.

The Series A Preferred Stock provides for a cumulative annual dividend of $0.10 per share, payable in semi-annual installments in June and December. Dividends may be paid in cash or with shares of common stock. The Company paid approximately $8,000 in cash and issued approximately 700 shares of common stock for payment of dividends during the year ended December 31, 2024. The Company paid approximately $16,000 in cash for payment of dividends during the year ended December 31, 2023.

The Series A Preferred Stock has no voting rights and has a $1.00 per share liquidation preference over the Company’s common stock. The holder of shares of Series A Preferred Stock has the right at any time to convert such shares into that number of shares of common stock that equals the number of shares of Series A Preferred Stock divided by the conversion rate. At December 31, 2024, the conversion rate was 76.005 and, based on that conversion rate, one share of Series A Preferred Stock would have converted into approximately 0.01 shares of common stock, and all the outstanding shares of the Series A Preferred Stock would have converted into approximately 2,000 shares of common stock in the aggregate. There were no conversions during the years ended December 31, 2024 and 2023. There is no mandatory conversion term, date or any redemption features associated with the Series A Preferred Stock. The conversion rate will adjust under the following circumstances:

1. If the Company (a) pays a dividend or makes a distribution in shares of its common stock, (b) subdivides its outstanding shares of common stock into a greater number of shares, (c) combines its outstanding shares of common stock into a smaller number of shares, or (d) issues by reclassification of its shares of common stock any shares of its common stock (other than a change in par value, or from par value to no par value, or from no par value to par value), then the conversion rate in effect immediately prior to the applicable event will be adjusted so that the holders of the Series A Preferred Stock will be entitled to receive the number of shares of common stock which they would have owned or have been entitled to receive immediately following the happening of the event, had the Series A Preferred Stock been converted immediately prior to the record or effective date of the applicable event.

2. If the outstanding shares of the Company’s common stock are reclassified (other than a change in par value, or from par value to no par value, or from no par value to par value, or as a result of a subdivision, combination or stock dividend), or if the Company consolidates with or merge into another corporation and the Company is not the surviving entity, or if the Company sells all or substantially all of its property, assets, business and goodwill, then the holders of the Series A Preferred Stock will thereafter be entitled upon conversion to the kind and amount of shares of stock or other equity securities, or other property or assets which would have been receivable by such holders upon such reclassification, consolidation, merger or sale, if the Series A Preferred Stock had been converted immediately prior thereto.

3. If the Company issues common stock without consideration or for a consideration per share less than the then applicable Equivalent Preference Amount (as defined below), then the Equivalent Preference Amount will immediately be reduced to the amount determined by dividing (A) an amount equal to the sum of (1) the number of shares of common stock outstanding immediately prior to such issuance multiplied by the Equivalent Preference Amount in effect immediately prior to such issuance and (2) the consideration, if any, received by the Company upon such issuance, by (B) the total number of shares of common stock outstanding immediately after such issuance. The “Equivalent Preference Amount” is the value that results when the liquidation preference of one share of Series A Preferred Stock (which is $1.00) is multiplied by the conversion rate in effect at that time; thus the conversion rate applicable after the adjustment in the Equivalent Preference Amount as described herein will be the figure that results when the adjusted Equivalent Preference Amount is divided by the liquidation preference of one share of Series A Preferred Stock.

SEPA

On April 5, 2023, the Company entered into the SEPA with Lincoln Park, pursuant to which Lincoln Park committed to purchase up to $10.0 million of the Company’s common stock. Such sales of common stock by the Company, if any, are subject to certain conditions and limitations set forth in the SEPA, including a condition that the Company may not direct Lincoln Park to purchase any shares of common stock under the SEPA if such purchase would result in Lincoln Park beneficially owning more than 4.99% of the Company’s issued and outstanding shares of common stock. Sales under the SEPA may occur from time to time, at the Company’s sole discretion, through April 2025.

In consideration of Lincoln Park’s entry into the SEPA, the Company issued to Lincoln Park approximately 5,000 shares of common stock (the “Commitment Shares”). The value of the Commitment Shares was recorded as a period expense and included in other expense, net, in the accompanying consolidated statements of operations for year ended December 31, 2023.

The Company evaluated the contract that includes the right to require Lincoln Park to purchase shares of common stock in the future (“put right”) considering the guidance in ASC 815-40, Derivatives and Hedging - Contracts on an Entity’s Own Equity and concluded that it is an equity-linked contract that does not qualify for equity classification, and therefore requires fair value accounting. The Company analyzed the terms of the freestanding put right and concluded that it has an immaterial value as of December 31, 2024 and 2023.

During the year ended December 31, 2023, the Company issued and sold approximately 14,000 shares of common stock under the SEPA, including the 5,000 Commitment Shares, for gross proceeds of approximately $0.3 million. The Company did not sell any shares of common stock under the SEPA during the year ended December 31, 2024. As of December 31, 2024, there were approximately 176,000 shares remaining to be sold under the SEPA.

September 2024 Transactions

As discussed in Note 6, on September 24, 2024, the Company entered into the September 2024 Transactions. On October 29, 2024, the Company held its Annual Meeting, whereby the Company’s stockholders approved the September 2024 Transactions, and as a result, the Company issued approximately 3,063,000 shares of common stock and 125,000 prefunded warrants and had approximately 3,425,000 shares of common stock issued and outstanding following such transactions. See Note 6 for details on the September 2024 Transactions.

Stock Repurchase Program

In November 2024, the Company’s Board authorized a stock repurchase program (the “Repurchase Program”) of up to $1.0 million of the Company’s outstanding common stock. Under the Repurchase Program, the repurchases may be made by the Company from time to time through open market purchases, privately negotiated transactions or other means in accordance with applicable securities laws. The timing and amount of repurchases will be determined by the Company, taking into consideration market conditions, stock price, and other factors. The Repurchase Program does not have a set expiration date and may be suspended, modified or discontinued at any time without prior notice. The Company did not repurchase any of its shares under the Repurchase Program during the year ended December 31, 2024. There was no such repurchase program during the year ended December 31, 2023.